Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 30,462	$ 22,682	$ 57,736	$ 43,828	$ 93,485
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			44,280	38,417	79,105
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			6,682	3,009	9,484
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			$ 6,774	$ 2,402	$ 4,896